Consolidated Statements of Shareholders' Equity and Comprehensive Income - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Income	Retained Earnings
Beginning balance (in shares) at Dec. 31, 2015		54,958,912
Beginning balance at Dec. 31, 2015	$ 763,096	$ 4,719	$ 383,355	$ 715	$ (61,636)	$ 435,943
Comprehensive Income:
Net income	262,179					262,179
Currency translation adjustment	(12,839)				(12,839)
Currency impact of long-term funding	(8,428)				(8,428)
Unrealized capital loss - investments	11				11
Actuarial gain/(loss) on defined benefit pension plan	(2,485)				(2,485)
Amortization of interest rate hedge	(923)				(923)
Fair value of cash flow hedge	0
Total comprehensive income	237,515
Exercise of share options (in shares)		393,240
Exercise of share options	10,139	$ 26	10,113
Issue of restricted share units / performance share units (in shares)		607,878
Issue of restricted share units / performance share units	41	$ 41
Share based compensation expense	40,343		40,343
Share issue costs	(17)		(17)
Repurchase of ordinary shares (in shares)		(1,429,187)
Repurchase of ordinary shares	(110,000)	$ (94)		94		(110,000)
Share repurchase costs	(275)					(275)
Excess income tax benefit on exercise of equity compensation	4,332		4,332
Ending balance (in shares) at Dec. 31, 2016		54,530,843
Ending balance at Dec. 31, 2016	945,174	$ 4,692	438,126	809	(86,300)	587,847
Comprehensive Income:
Net income	281,488					281,488
Currency translation adjustment	33,966				33,966
Currency impact of long-term funding	13,730				13,730
Unrealized capital loss - investments	(272)				(272)
Actuarial gain/(loss) on defined benefit pension plan	50				50
Amortization of interest rate hedge	(923)				(923)
Fair value of cash flow hedge	1,036				1,036
Total comprehensive income	329,075
Exercise of share options (in shares)		458,243
Exercise of share options	13,906	$ 31	13,875
Issue of restricted share units / performance share units (in shares)		681,742
Issue of restricted share units / performance share units	44	$ 44
Share based compensation expense	29,351		29,351
Share issue costs	(15)		(15)
Repurchase of ordinary shares (in shares)		(1,589,227)
Repurchase of ordinary shares	(133,106)	$ (103)		103		(133,106)
Share repurchase costs	$ (106)					(106)
Ending balance (in shares) at Dec. 31, 2017	54,081,601	54,081,601
Ending balance at Dec. 31, 2017	$ 1,191,000	$ 4,664	481,337	912	(38,713)	742,800
Comprehensive Income:
Cumulative effect adjustment from adoption of new accounting principal | Accounting Standards Update 2016-09	6,677					6,677
Net income	322,656					322,656
Currency translation adjustment	(26,522)				(26,522)
Currency impact of long-term funding	(4,834)				(4,834)
Unrealized capital loss - investments	(155)				(155)
Actuarial gain/(loss) on defined benefit pension plan	2,855				2,855
Amortization of interest rate hedge	(923)				(923)
Fair value of cash flow hedge	(1,036)				(1,036)
Total comprehensive income	292,041
Exercise of share options (in shares)		408,699
Exercise of share options	16,806	$ 29	16,777
Issue of restricted share units / performance share units (in shares)		489,568
Issue of restricted share units / performance share units	36	$ 36
Share based compensation expense	31,544		31,544
Share issue costs	(16)		(16)
Repurchase of ordinary shares (in shares)		(1,008,162)
Repurchase of ordinary shares	(128,960)	$ (71)		71		(128,960)
Share repurchase costs	$ (66)					(66)
Ending balance (in shares) at Dec. 31, 2018	53,971,706	53,971,706
Ending balance at Dec. 31, 2018	$ 1,354,281	$ 4,658	$ 529,642	$ 983	$ (69,328)	$ 888,326